TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Fixed Income Fund returned 0.5% during the fourth quarter of 1999 compared to the Merrill Lynch Master Bond Index which declined -0.2%. For the year, CGM Fixed Income Fund returned 3.0% while the Merrill Lynch Master Bond Index declined -1.0%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy expanded without interruption throughout 1999 and the expansion now threatens to break all records for growth and duration. Real economic growth, net of inflation, is approaching an annual rate of 4% which is well in excess of the Federal Reserve Board's recommended rate of 2.5% to maintain a healthy economy. The unemployment rate is down to 4.1% of the labor force and understandably, pressure is building for higher wages. Thus far, increased wage and material demands have had little effect on the Consumer Price Index. However, now we must also add to the equation foreign markets, which are expanding and will increase demand for our products as well as for raw materials. Looking forward, we believe inflationary pressures will increase in 2000.

Economic strength has given rise to higher interest rates. The long-term government bond bottomed out with an interest rate of 4.75% in October 1998. Since then, it has risen to 6.5%. The Federal Reserve Board has already increased short-term rates several times and is expected to raise rates again early in 2000 in order to slow the pace of business activity.

In 1999, fears of Federal Reserve Board rate increases and rising inflation as well as Y2K worries and heavy corporate bond issuance conspired to produce one of the worst performing bond markets in history and the single worst since 1994. The Treasury market led the charge with long bonds providing the greatest price declines and dragging down other sympathetic markets. Corporate bonds were far less affected though periodic supply gluts pushed prices lower and widened quality spreads. The year's few bright spots were in the emerging markets and convertible securities.

Higher interest rates have already affected most common stocks, particularly those of companies in older, well-established industries. As previously mentioned, we believe we have two distinct stock markets: The new technology and telecommunications companies have enjoyed a bull market of their own where prices have been driven skyward based on unbridled enthusiasm. We remain skeptical about how long this process can last and we continue to believe there is good value in the "other" stock market which includes many depressed cyclical securities and real estate investment trusts.

PORTFOLIO STRATEGY
With the recovery of the Asian and Latin American markets, CGM Fixed Income Fund's performance profited from participation in emerging market bonds. Additionally, several of the Fund's holdings received credit upgrades during the course of the year. The real estate investment trust (REIT) sector and some of the preferred stock holdings of cyclical industries fared less well, particularly at year-end as tax loss selling exaggerated the underperformance of weaker groups. The maturity and duration of the Fund were shortened to a neutral exposure relative to the market as a whole.

Looking forward, we are optimistic that the REITs will become the focus of renewed interest. We do not anticipate significant recovery in the bond market until such time as the US economy starts to show some real signs of slowing. Nonetheless, rising bond yields have become more attractive relative to other investments. In addition, we believe sectors such as high-yield and emerging markets offer pockets of opportunity to the discriminating investor.

CGM Fixed Income Fund holds important sector positions in REITS, media and finance. The three largest holdings are APP International Finance Company (Asia Pulp & Paper), Innova Sa De Real and Liberty Property Limited Partnership.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ Janice H. Saul

              Janice H. Saul
              Portfolio Manager

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager
January 5, 2000

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

        CGM Fixed Income Fund
     Average Annual Total Returns
--------------------------------------
   1 year    5 year    Life of Fund*
    3.0%      9.2%         8.2%
*(Annualized from 3/17/92 - 12/31/99)
--------------------------------------
   Past performance is no indication
          of future results

             CGM Fixed Income Fund         Merrill Lynch Master Bond Index
--------------------------------------------------------------------------------
3/17/92            $10,000                            $10,000
1992                10,920                             10,970
1993                12,984                             12,067
1994                11,945                             11,729
1995                15,206                             13,899
1996                17,548                             14,399
1997                18,197                             15,796
1998                17,979                             17,202
1999                18,518                             17,030


CGM FIXED INCOME FUND
PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, CGM Focus Fund and two other mutual funds.

Janice H. Saul brings to her role as co- manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

-------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1999

                                                                    CGM FIXED
                                                                   INCOME FUND
                                                                   -----------
5 Years .........................................................    +54.9%
1 Year ..........................................................    + 3.0%
3 Months ........................................................    + 0.5%

The Fund's average annual total returns for the five year period ended December 31, 1999 and for the period from inception (March 17, 1992) through December 31, 1999 are +9.2% and +8.2%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 2000. Otherwise the total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED
PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                    CGM FIXED INCOME FUND
-----------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1999

BONDS AND NOTES -- 58.3% OF TOTAL NET ASSETS
                                                                    FACE
                                                                   AMOUNT          VALUE(a)
                                                                   ------          --------
BROKERS AND INVESTMENT SERVICES -- 3.6%
Merrill Lynch and Company, Inc., 8.00%, 6/01/07 .............    $  1,000,000     $  1,028,480
                                                                                  ------------
ENERGY -- 3.8%
Mitchell Energy & Development Corp., 9.25%, 1/15/02 .........       1,055,000        1,079,423
                                                                                  ------------
FINANCE -- 9.7%
APP International Finance Co., 11.75%, 10/01/05 .............       3,250,000        2,730,000
                                                                                  ------------
INDUSTRIAL -- 6.7%
Pohang Iron & Steel Limited, 7.125%, 11/01/06 ...............       2,000,000        1,884,740
                                                                                  ------------
MEDIA -- 12.2%
Innova Sa De Real, 12.875%, 4/01/07 .........................       2,750,000        2,447,500
Liberty Media Corporation, 7.875%, 7/15/09(c) ...............       1,000,000          995,390
                                                                                  ------------
                                                                                     3,442,890
                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS -- 7.3%
 Liberty Property Limited Partnership, 8.00%, 7/01/01
  (Convertible)(b) ..........................................       1,700,000        2,074,000
                                                                                  ------------
TELEPHONE -- 7.4%
Econophone, Inc., 13.50%, 7/15/07 ...........................       1,000,000        1,060,000
Worldcom, Inc., 7.75%, 4/01/07 ..............................       1,000,000        1,019,790
                                                                                  ------------
                                                                                     2,079,790
                                                                                  ------------
UNITED STATES TREASURY -- 4.0%
United States Treasury Notes, 6.125%, 8/15/07 ...............       1,150,000        1,121,250
                                                                                  ------------
UTILITIES -- 3.6%
Great Lakes Power, Inc., 9.00%, 8/01/04 .....................       1,000,000        1,013,060
                                                                                  ------------
TOTAL BONDS AND NOTES (Identified Cost $16,055,997) .........                       16,453,633
                                                                                   -----------

PREFERRED STOCKS -- 32.2%
                                                                      SHARES
                                                                      ------
AvalonBay Communities, Inc., $2.25 ..........................          61,000        1,227,625
Conseco Financing Trust, $2.29 ..............................          68,200        1,440,725
Delta Air Lines, Inc., $2.031 ...............................          10,000          209,375
DLJ Capital Trust, $2.105 ...................................          40,000          882,500
Duquesne Capital LP, $2.094 .................................          10,000          220,625
Felcor Lodging Trust, Inc., $1.95 (Convertible) .............          65,000        1,007,500
Nova Chemicals Corp., $2.26 .................................          20,000          402,500
Placer Dome, Inc., $2.156 ...................................          45,000          787,500
Rouse Capital, $2.313 .......................................          59,225        1,073,453
Vornado Realty Trust, $3.25 (Convertible) ...................          39,000        1,818,375
                                                                                  ------------
TOTAL PREFERRED STOCKS (Identified Cost $12,043,675) ........                        9,070,178
                                                                                  ------------
COMMON STOCK -- 7.1%
Pacific Gulf Properties, Inc. (Identified Cost $1,868,426) ..          99,341        2,011,655
                                                                                  ------------
COMMON STOCK WARRANTS -- 0%
Destia Communications, Inc. Exp. 7/15/07 (Identified Cost $0)(c)        1,000           10,000
                                                                                  ------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
SHORT-TERM INVESTMENT -- 1.7%

American Express Credit Corporation, 4.25% 1/03/00
 (cost $475,000) ............................................      $  475,000          475,000
                                                                                  ------------
TOTAL INVESTMENTS -- 99.3% (Identified Cost $30,443,098)(d) .................       28,020,466
            Cash and Receivables ............................................          683,647
            Liabilities .....................................................         (485,242)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% ..................................................      $28,218,871
                                                                                   ===========
(a)        See Note 1A.
(b) Variable or floating rate security. Rate disclosed is as of December 31, 1999.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end the value of the securities amounted to $1,005,390, 3.6%
    of net assets.
(d) Federal Tax Information: At December 31, 1999 the net unrealized depreciation of investments based on cost of $30,443,098 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost .....................................     $    709,891
    Aggregate gross unrealized depreciation for all investments in which there
    is an excess of tax cost over value .....................................       (3,132,523)
                                                                                  ------------
    Net unrealized depreciation .............................................     $ (2,422,632)
                                                                                  ============

                          See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS
  Investments at value (Identified
   cost -- $30,443,098) ...................................       $28,020,466
  Cash ....................................................             1,304
  Receivable for:
   Shares of the Fund sold ..................     $  50,431
   Dividends and interest ...................       631,912           682,343
                                                  ---------       -----------
                                                                   28,704,113
                                                                  -----------
LIABILITIES
  Payable for:
   Shares of the Fund
    redeemed ................................       401,780
   Distributions declared ...................        28,242           430,022
                                                  ---------

  Accrued expenses:
   Management fees ..........................         1,515
   Trustees' fees ...........................         4,627
   Accounting and
    Administration ..........................           663
   Transfer Agent fees ......................        10,289
   Other expenses ...........................        38,126            55,220
                                                  ---------       -----------
                                                                      485,242
                                                                  -----------
NET ASSETS ................................................       $28,218,871
                                                                  ===========
  Net Assets consist of:
   Capital paid-in ........................................       $33,433,069
   Accumulated net realized loss ..........................        (2,791,566)
   Unrealized depreciation on
    investments -- net ....................................        (2,422,632)
   ---------------
NET ASSETS ................................................       $28,218,871
                                                                  ===========
  Shares of beneficial interest outstanding,
    no par value  .........................................         2,910,682
                                                                  ===========
  Net asset value per share* ..............................            $ 9.69
                                                                  ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($28,218,871 / 2,910,682).

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 1999

INVESTMENT INCOME
 Income
  Dividends .................................................  $    999,360
  Interest ..................................................     2,000,739
                                                               ------------
                                                                  3,000,099
                                                               ------------
 Expenses
  Management fees ...........................................       206,247
  Trustees' fees ............................................        18,700
  Accounting and Administration .............................         8,000
  Custodian .................................................        50,150
  Transfer agent ............................................        51,800
  Audit and tax services ....................................        29,600
  Legal .....................................................        48,940
  Printing ..................................................        15,709
  Registration ..............................................        16,069
  Miscellaneous .............................................           605
                                                               ------------
                                                                    445,820
Less expenses assumed by the investment adviser .............      (176,113)
                                                               ------------
Net expenses ................................................       269,707
                                                               ------------
Net investment income .......................................     2,730,392
                                                               ------------
REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS
 Realized loss on investments -- net ........................    (1,113,039)
 Unrealized depreciation -- net .............................      (561,896)
                                                               ------------
 Net loss on investments ....................................    (1,674,935)
                                                               ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS .................................................  $  1,055,457
                                                               ============

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                 ------------------------------
                                                                      1999              1998
                                                                 ------------      ------------
FROM OPERATIONS
  Net investment income ....................................     $  2,730,392      $  2,903,786
  Net realized gain (loss) from investments ................       (1,113,039)          223,226
  Unrealized depreciation ..................................         (561,896)       (3,493,873)
                                                                 ------------      ------------
    Change in net assets from operations ...................        1,055,457          (366,861)
                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (2,775,290)       (2,913,392)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        4,402,780         8,714,215
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ...................        2,145,578         2,316,649
                                                                 ------------      ------------
                                                                    6,548,358        11,030,864
                                                                 ------------      ------------
  Cost of shares redeemed ..................................      (10,923,458)      (17,368,670)
                                                                 ------------      ------------
    Change in net assets derived from capital share
      transactions .........................................       (4,375,100)       (6,337,806)
                                                                 ------------      ------------
  Total change in net assets ...............................       (6,094,933)       (9,618,059)

NET ASSETS
  Beginning of period ......................................       34,313,804        43,931,863
                                                                 ------------      ------------
  End of period (including undistributed net investment
    income of $0 and $34,042, respectively) ................     $ 28,218,871      $ 34,313,804
                                                                 ============      ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          429,275           804,960
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................          211,443           216,050
                                                                 ------------      ------------
                                                                      640,718         1,021,010
                                                                 ------------      ------------
    Redeemed ...............................................       (1,068,906)       (1,590,658)
                                                                 ------------      ------------
    Net change .............................................         (428,188)         (569,648)
                                                                 ============      ============

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                    1999          1998          1997          1996          1995
                                                   ------        ------        ------        ------        ------

For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ...       $10.28        $11.24        $11.60        $11.41        $ 9.57
                                                   ------        ------        ------        ------        ------
Net investment income (a) ..................         0.89          0.83          0.78          0.77          0.70
Dividends from net investment income .......        (0.90)        (0.83)        (0.78)        (0.77)        (0.70)
Net realized and unrealized gain (loss) on
  investments ..............................        (0.58)        (0.96)        (0.36)         0.95          1.84
Distribution from net realized gain ........           --            --            --         (0.76)           --
                                                   ------        ------        ------        ------        ------
Net increase (decrease) in net asset value .        (0.59)        (0.96)        (0.36)         0.19          1.84
                                                   ------        ------        ------        ------        ------
Net asset value at the end of year .........       $ 9.69        $10.28        $11.24        $11.60        $11.41
                                                   ======        ======        ======        ======        ======
Total Return (%) (b) .......................          3.0          (1.2)          3.7          15.4          27.3

Ratios:
Operating expenses to average net assets (%)         0.85          0.85          0.85          0.85          0.85
Operating expenses to average net assets
  before expense limitation (%) ............         1.41          1.26          1.26          1.26          1.53
Net investment income to average net assets(%)       8.60          7.56          6.81          6.53          6.46
Portfolio turnover (%) .....................           47            52           147           149           148

Net assets at end of year (in thousands) ...      $28,219       $34,314       $43,932       $40,646       $31,793

(a) Net of reimbursement which amounted to .       $ 0.06        $ 0.05        $ 0.05        $ 0.05        $ 0.07
(b) The total return would have been lower had certain expenses not been reimbursed during the year.

                 See accompanying notes to financial statements

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional- size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005 and $1,113,890 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $12,454,699 and $15,505,244, respectively. Purchases and sales of United States government obligations aggregated $3,722,668 and $5,033,238, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1999, the Fund incurred management fees of $206,247 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the year ended December 31, 1999, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1999 these expenses amounted to $8,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 1999 was $297 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 1999, CGM waived $176,113 of its management fee. The Fund incurred operating expenses of $269,707, representing 0.85% of the average daily net assets.

                            CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2000

CGM
FIXED INCOME
FUND

8th Annual Report
December 31, 1999

A No-Load Fund

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR99                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Mutual Fund increased 15.0% during the fourth quarter of 1999 compared to the unmanaged Standard and Poor's 500 Index which increased 14.9% and the Merrill Lynch Master Bond Index which declined -0.2%. For the year just ended, CGM Mutual Fund returned 20.5%, the unmanaged S&P 500 Index increased 21.0% and the Merrill Lynch Master Bond Index declined -1.0%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy expanded without interruption throughout 1999 and the expansion now threatens to break all records for growth and duration. Real economic growth, net of inflation, is approaching an annual rate of 4% which is well in excess of the Federal Reserve Board's recommended rate of 2.5% to maintain a healthy economy. The unemployment rate is down to 4.1% of the labor force and understandably, pressure is building for higher wages. Thus far, increased wage and material demands have had little effect on the Consumer Price Index. However, now we must also add to the equation foreign markets, which are expanding and will increase demand for our products as well as for raw materials. Looking forward, we believe inflationary pressures will increase in 2000.

Economic strength has given rise to higher interest rates. The long-term government bond bottomed out with an interest rate of 4.75% in October 1998. Since then, it has risen to 6.5%. The Federal Reserve Board has already increased short-term rates several times and is expected to raise rates again early in 2000 in order to slow the pace of business activity.

Higher interest rates have already affected most common stocks, particularly those of companies in older, well-established industries. As previously mentioned, we believe we have two distinct stock markets: The new technology and telecommunications companies have enjoyed a bull market of their own where prices have been driven skyward based on unbridled enthusiasm. We remain skeptical about how long this process can last and we continue to believe there is good value in the "other" stock market which includes many depressed cyclical securities and real estate investment trusts.

PORTFOLIO STRATEGY
CGM Mutual Fund outperformed 95% of its balanced fund peer group in 1999 according to Lipper Analytical Services, Inc. The Fund owned Korean and Indonesian bonds which provided a significant positive total return while most domestic bonds declined in value because of rising U.S. interest rates. We sold most of the Korean bonds during the year and invested approximately 15% of the Fund in U.S. Treasury Bills in anticipation of higher U.S. interest rates.

The Fund's equity sector performed in line with the S&P 500 Index with strong gains in paper, steel and some technology stocks offsetting underperforming real estate investment trusts (REITs) which were one of the largest stock weightings throughout the year. We continue to hold a major position in REITs in anticipation of market recognition of the strong fundamentals in this sector of the economy.

More than one quarter of the CGM Mutual Fund portfolio consists of government bills and corporate bonds. The equity portion is invested in companies selling at reasonable price to earnings relationships. The three largest industry positions are in real estate investment trusts, steel and aluminum. The three largest equity holdings are Companhia Siderurgica National Sponsored ADR, Pohang Iron & Steel Co., Ltd. Sponsored ADR and Alcoa Inc.


          /s/ Robert L. Kemp
              Robert L. Kemp
              President

          /s/ Kenneith Heebner
              Kenneth Heebner
              Portfolio Manager

January 5, 2000

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND,
THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

--------------------------------------
           CGM Mutual Fund
     Average Annual Total Returns
--------------------------------------
   1 year    5 year       10 year
    20.5%     16.7%        13.7%
--------------------------------------
   Past performance is no indication
          of future results
--------------------------------------

                                 Unmanaged           Merrill Lynch
              CGM Mutual Fund   S&P 500 Index      Master Bond Index
--------------------------------------------------------------------------------
                   $10,000        $10,000             $10,000
1990                10,110          9,690              10,910
1991                14,245         12,636              12,645
1992                15,114         13,596              13,606
1993                18,409         14,959              14,966
1994                16,623         15,164              14,540
1995                20,002         20,850              17,238
1996                25,560         25,646              17,850
1997                27,855         34,212              19,591
1998                29,923         43,996              21,335
1999                36,057         53,235              21,122

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1999

                                                                   CGM
                                                               MUTUAL FUND
                                                             ---------------
10 Years ..................................................      +260.4%
 5 Years ..................................................      +116.9%
 1 Year ...................................................      + 20.5%
 3 Months .................................................      + 15.0%

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                            25 YEAR INVESTMENT RECORD
               DECEMBER 31, 1974 -- DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                               IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1974
--------------------------------------------------------------------------------------------------------------------------------
                         -- AND HAD TAKEN ALL DIVIDENDS                    OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                            AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                      ----------------------------------------------------------------------------------------------------------
                                   During the Year
                                You Would Have Received                                           Which Would Represent
                      ----------------------------------------                              ------------------------------------
                                                                        The Value of                             A Cumulative
                        The Net                                         Your Original                               Change
                      Asset Value     Per Share       Per Share          Investment               An               Expressed
     On                 of Your     Capital Gains      Income              At Each              Annual          As An Index With
  December            Share Would   Distributions     Dividends           Year End           Total Return         December 31,
     31                Have Been         of              of            Would Have Been            of              1974 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
    1974                $10.27                                                                                       100.0
    1975                 12.44           --            $ 0.43               12.89               + 25.5%              125.5
    1976                 13.96           --              0.43               14.94               +  15.9              145.5
    1977                 12.88           --              0.52               14.33               -   4.1              139.5
    1978                 12.83           --              0.65               15.03               +   4.9              146.3
    1979                 13.81           --              0.72               17.09               +  13.7              166.3
    1980                 14.85           --              0.88               19.62               +  14.8              190.9
    1981                 13.90           --              0.97               19.64               +   0.1              191.1
    1982                 18.16           --              1.09               27.69               +  41.0              269.5
    1983                 18.81           --              1.09               30.43               +   9.9              296.2
    1984                 17.01         $ 1.86            0.95               32.35               +   6.3              314.9
    1985                 21.53           --              1.08               43.51               +  34.5              423.5
    1986                 22.86           2.75            0.94               54.43               +  25.1              529.8
    1987                 20.40           4.52            1.06               61.89               +  13.7              602.4
    1988                 19.94           --              1.10               63.87               +   3.2              621.7
    1989                 22.34           0.95            0.93               77.73               +  21.7              756.6
    1990                 21.64           --              0.93*              78.59               +   1.1              764.9
    1991                 26.80           2.64            0.97              110.73               +  40.9             1077.7
    1992                 26.02           1.42            0.93              117.48               +   6.1             1143.4
    1993                 28.88           1.93            0.86              143.09               +  21.8             1392.7
    1994                 25.05           --              1.04              129.21               -   9.7             1257.6
    1995                 29.43           0.89            0.77              160.61               +  24.3             1563.2
    1996                 31.42           4.15            0.74              198.67               +  23.7             1933.7
    1997                 25.52           7.81            0.67              214.96               +   8.2             2092.3
    1998                 26.36           0.25            0.98              232.59               +   8.2             2263.9
    1999                 27.28           3.54            0.84              280.27               +  20.5             2728.0
                                       ------          ------                                    ------
     Totals                            $32.71          $21.57                                   +2628.0

---------------------------------------------------------------------------------------------------------------------------

* Includes $0.05 per share distributed from paid-in capital.

Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.

 ----------------------------------------------------------------------------
    The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

INVESTMENTS AS OF DECEMBER 31, 1999
COMMON STOCKS -- 70.5% OF TOTAL NET ASSETS
                                                        SHARES       VALUE(a)
                                                        ------       --------

ALUMINUM -- 11.9%
Alcan Aluminium Limited(b) ..........................   1,165,000  $ 47,983,438
Alcoa Inc. ..........................................     730,000    60,590,000
                                                                   ------------
                                                                    108,573,438
                                                                   ------------

ELECTRONIC COMPONENTS -- 10.2%
Koninklijke Philips Electronics Sponsored ADR(c) ....     338,520    45,700,200
Micron Technology, Inc.(d) ..........................     610,000    47,427,500
                                                                   ------------
                                                                     93,127,700
                                                                   ------------

METALS AND MINING -- 5.4%
Inco Limited(b)(d) ..................................   2,095,000    49,232,500
                                                                   ------------

PAPER PRODUCTS/CONSUMER -- 5.7%
Asia Pulp & Paper Company Ltd. ADR(b)(c)(d) .........   6,600,000    51,975,000
                                                                   ------------

PRINTING -- 4.3%
Aracruz Celulose S.A. ADR(b)(c) .....................   1,494,900    39,241,125
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS -- 17.6%
Apartment Investment and Management Company .........   1,450,000    57,728,125
Boston Properties, Inc. .............................   1,900,000    59,137,500
Vornado Realty Trust ................................   1,315,000    42,737,500
                                                                   ------------
                                                                    159,603,125
                                                                   ------------

STEEL -- 15.4%
Companhia Siderurgica National Sponsored ADR(b)(c) ..   2,005,000    73,683,750
Pohang Iron & Steel Co., Ltd. Sponsored ADR(b)(c) ...   1,880,000    65,800,000
                                                                   ------------
                                                                    139,483,750
                                                                   ------------
TOTAL COMMON STOCKS (Identified Cost $555,405,611) ..               641,236,638
                                                                   ------------

BONDS AND BILLS -- 28.9%
                                                         FACE
                                                    AMOUNT VALUE(a)
                                                    ---------------

BANK AND INSURANCE -- 3.1%
Korea Development Bank, 6.625%, 11/21/03(b) ......... $28,850,000  $ 27,699,174
                                                                   ------------

FINANCE -- 6.8%
APP International Finance, 11.75%, 10/01/05(b) ......  46,750,000    39,270,000
APP Finance VI Mauritius Restricted, 0.00%, 11/18/12
(Convertible)(b) ....................................  49,133,000     8,659,691
APP Finance VII Mauritius, 3.50%, 4/30/03
  (Convertible)(b)...................................  19,795,000    14,252,400
                                                                   ------------
                                                                     62,182,091
                                                                   ------------
INDUSTRIAL -- 3.2%
CSN Iron S.A., 9.125%, 6/01/07 ......................  14,300,000    11,904,750
CSN Iron S.A. Restricted, 9.125%, 6/01/07 ...........  20,700,000    17,232,750
                                                                   ------------
                                                                     29,137,500
                                                                   ------------

UNITED STATES TREASURY -- 15.8%
United States Treasury Bills, 4.240%, 1/27/00 .......  40,000,000    39,856,133
United States Treasury Bills, 4.637%, 2/03/00 .......   5,000,000     4,977,404
United States Treasury Bills, 4.778%, 2/17/00 .......  40,000,000    39,746,800
United States Treasury Bills, 5.033%, 3/23/00 .......  59,500,000    58,817,535
                                                                   ------------
                                                                    143,397,872
                                                                   ------------
TOTAL BONDS AND BILLS (Identified Cost $264,387,878)                262,416,637
                                                                   ------------

SHORT-TERM INVESTMENT -- 0.5%

  American Express Credit Corporation, 4.25%, 1/03/00
  (Cost $4,080,000) .................................  4,080,000      4,080,000
                                                                   ------------

TOTAL INVESTMENTS -- 99.9% (Identified Cost $823,873,489)(e) ...    907,733,275
  Cash and Receivables .........................................     34,634,434
  Liabilities ..................................................    (33,439,530)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% .....................................   $908,928,179
                                                                   ============

(a) See Note 1A.
(b) The Fund has greater than 10% of its assets at December 31, 1999 invested in each of four countries: Brazil, Canada, Singapore and South Korea.
(c) An American Depository Receipt (ADR) is a certificate issued by a
    U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Non-income producing security.
(e) Federal Tax Information: At December 31, 1999, the net unrealized appreciation on investments based on cost of $825,205,065 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .......   $115,144,379
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .......    (32,616,169)
                                                                   ------------
    Net unrealized appreciation ................................   $ 82,528,210
                                                                   ============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS
Investments at value (Identified
   cost -- $823,873,489) ....................                    $ 907,733,275
Cash ........................................                        2,751,585
Receivable for:
  Securities sold ...........................   $  28,433,402
  Shares of the Fund sold ...................         186,801
  Dividends and interest (net of withholding
    tax of $86,546) .........................       3,262,646       31,882,849
                                                -------------    -------------
                                                                   942,367,709
                                                                 -------------
LIABILITIES
  Payable for:
    Securities purchased ....................      25,996,102
    Shares of the Fund redeemed .............       1,366,445
    Distributions declared ..................       5,112,161       32,474,708
                                                                 -------------

  Accrued expenses:
    Management fees .........................         645,075
    Trustees' fees ..........................          14,380
    Accounting and Administration ...........           7,000
    Transfer Agent Fees .....................         224,000
    Other expenses ..........................          74,367          964,822
                                                -------------    -------------
                                                                    33,439,530
                                                                 -------------
NET ASSETS ..................................                    $ 908,928,179
                                                                 =============

  Net Assets consist of:
    Capital paid-in .........................                    $ 826,110,413
    Undistributed net investment
      income ................................                          289,558
    Accumulated net realized loss ...........                       (1,331,578)
    Unrealized appreciation on
      investments -- net ....................                       83,859,786
                                                                 -------------
NET ASSETS ..................................                    $ 908,928,179
                                                                 =============

  Shares of beneficial interest
    outstanding, no par value ...............                       33,323,785
                                                                 =============
  Net asset value per share* ................                    $       27.28
                                                                 =============

*Shares of the Fund are sold and redeemed at net asset value
 ($908,928,179 / 33,323,785).

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

Year Ended December 31, 1999

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $242,258)   $ 14,386,359
    Interest .....................................     20,299,276
                                                     ------------
                                                       34,685,635
                                                     ------------
  Expenses
    Management fees ..............................      7,654,368
    Trustees' fees ...............................         57,513
    Accounting and Administration ................         84,000
    Custodian ....................................        136,788
    Transfer agent ...............................      1,043,733
    Audit and tax services .......................         33,000
    Legal ........................................         48,684
    Printing .....................................         62,600
    Registration .................................         22,142
    Miscellaneous ................................          3,447
                                                     ------------
                                                        9,146,275
                                                     ------------
  Net investment income ..........................     25,539,360
                                                     ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
    Realized gain on investments -- net ..........    103,523,126
    Unrealized appreciation -- net ...............     39,442,163
                                                     ------------
    Net gain on investments ......................    142,965,289
                                                     ------------

NET CHANGE IN ASSETS FROM
  OPERATIONS .....................................   $168,504,649
                                                     ============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED DECEMBER 31,
                                                        ----------------------------------
                                                              1999                 1998
                                                        ---------------    ---------------
OPERATIONS
  Net investment income .............................   $    25,539,360    $    36,887,976
  Net realized gain from investments ................       103,523,126          8,861,923
  Unrealized appreciation ...........................        39,442,163         34,118,144
                                                        ---------------    ---------------
    Change in net assets from operations ............       168,504,649         79,868,043
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........................       (25,779,267)       (36,150,275)
  From net realized gain on investments .............      (103,806,626)        (9,194,452)
  In excess of net realized gain on investments .....        (1,025,029)              --
                                                        ---------------    ---------------
                                                           (130,610,922)       (45,344,727)
                                                        ---------------    ---------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ......................        23,213,252         44,291,949
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ............        23,336,571         32,073,979
    Distributions from net realized gain ............        93,970,504          8,389,398
    Distributions in excess of net realized gains on
      investments ...................................           927,903               --
                                                        ---------------    ---------------
                                                            141,448,230         84,755,326
  Cost of shares redeemed ...........................      (211,343,378)      (370,503,481)
                                                        ---------------    ---------------
    Change in net assets derived from capital share
      transactions ..................................       (69,895,148)      (285,748,155)
                                                        ---------------    ---------------
  Total change in net assets ........................       (32,001,421)      (251,224,839)

NET ASSETS
  Beginning of period ...............................       940,929,600      1,192,154,439
                                                        ---------------    ---------------
  End of the period (including undistributed net
    investment income of $289,558 and $737,701,
    respectively) ...................................   $   908,928,179    $   940,929,600
                                                        ===============    ===============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ........................           825,808          1,699,743
  Issued in connection with reinvestment of:
    Dividends from net investment income ............           859,719          1,233,492
    Distributions from net realized gain ............         3,461,873            314,649
    Distributions in excess of net realized gain on
      investments ...................................            34,184               --
                                                        ---------------    ---------------
                                                              5,181,584          3,247,884
    Redeemed ........................................        (7,554,102)       (14,267,908)
                                                        ---------------    ---------------
    Net change ......................................        (2,372,518)       (11,020,024)
                                                        ===============    ===============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                            YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------
                                     1999           1998            1997            1996            1995
                                 -------------  -------------  -------------    -------------    -------------
For a share of the Fund outstanding throughout each year:
Net asset value at the
  beginning of year ..........   $       26.36  $       25.52  $       31.42    $       29.43    $       25.05
                                 -------------  -------------  -------------    -------------    -------------
Net investment income ........            0.83           1.00           0.66             0.75             0.73
Dividends from net investment
  income .....................           (0.84)         (0.98)         (0.67)           (0.74)           (0.77)
Net realized and unrealized
  gain on investments ........            4.47           1.07           1.92             6.13             5.31
Distribution from net realized
  gain .......................           (3.51)         (0.25)         (7.81)           (4.15)           (0.89)
Distribution in excess of net
  realized gain on investments           (0.03)          --             --               --               --
                                 -------------  -------------  -------------    -------------    -------------
Net increase (decrease) in net
  asset value ................            0.92           0.84          (5.90)            1.99             4.38
                                 -------------  -------------  -------------    -------------    -------------
Net asset value at end of year   $       27.28  $       26.36  $       25.52    $       31.42    $       29.43
                                 =============  =============  =============    =============    =============
Total Return (%) .............            20.5            8.2            8.2             23.7             24.3
Ratios:
Operating expenses to average
  net assets (%) .............            1.02           1.02           0.98             0.87             0.91
Net investment income to
  average net assets (%) .....            2.86           3.56           1.91             2.33             2.55
Portfolio turnover (%) .......             200            280            386              192              291
Net assets at end of year (in
  thousands) ($) .............         908,928        940,930      1,192,154        1,216,523        1,154,439

               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short- term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,699,171,629 and $2,008,364,454, respectively. Purchases and sales of United States government obligations aggregated $180,285,430 and $82,330,184, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1999, the Fund incurred management fees of $7,654,368, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $84,000, for the year ended December 31, 1999, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 1999 was $8,104 for the Fund.

------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2000

                                   CGM MUTUAL FUND
---------------------------------------------------------------------------------------------
BOARD OF TRUSTEES                                INVESTMENT ADVISER
PETER O. BROWN                                   CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
G. KENNETH HEEBNER                               Boston, Massachusetts 02110
ROBERT L. KEMP
ROBERT B. KITTREDGE                              TRANSFER AND DIVIDEND PAYING
LAURENS MACLURE                                  AGENT AND CUSTODIAN OF ASSETS
JAMES VAN DYKE QUEREAU, JR.                      STATE STREET BANK AND TRUST COMPANY
J. BAUR WHITTLESEY                               Boston, Massachusetts 02102

OFFICERS                                         SHAREHOLDER SERVICING AGENT
ROBERT L. KEMP, President                        FOR STATE STREET BANK AND
G. KENNETH HEEBNER, Vice President               TRUST COMPANY
LESLIE A. LAKE, Vice President and Secretary     BOSTON FINANCIAL DATA SERVICES, INC.
KATHLEEN S. HAUGHTON, Vice President             P.O. Box 8511
MARTHA I. MAGUIRE, Vice President                Boston, Massachusetts 02266-8511
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer


CGM
MUTUAL FUND

70th Annual Report
December 31, 1999

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges
    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance
    Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR99                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM American Tax Free Fund declined -1.1% during the fourth quarter of 1999 compared to the Lehman Municipal Bond Index which declined -0.8%. For the year, CGM American Tax Free Fund fell -5.3% while the Lehman Municipal Bond Index declined -2.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy expanded without interruption throughout 1999 and the expansion now threatens to break all records for growth and duration. Real economic growth, net of inflation, is approaching an annual rate of 4% which is well in excess of the Federal Reserve Board's recommended rate of 2.5% to maintain a healthy economy. The unemployment rate is down to 4.1% of the labor force and understandably, pressure is building for higher wages. Thus far, increased wage and material demands have had little effect on the Consumer Price Index. However, now we must also add to the equation foreign markets, which are expanding and will increase demand for our products as well as for raw materials. Looking forward, we believe inflationary pressures will increase in 2000.

Economic strength has given rise to higher interest rates. The long-term government bond bottomed out with an interest rate of 4.75% in October 1998. Since then, it has risen to 6.5%. The Federal Reserve Board has already increased short-term rates several times and is expected to raise rates again early in 2000 in order to slow the pace of business activity.

In 1999, fears of Federal Reserve Board rate increases and rising inflation as well as Y2K worries and heavy corporate bond issuance conspired to produce one of the worst performing bond markets in history and the single worst since 1994. The Treasury market led the charge with long bonds providing the greatest price declines and dragging down other sympathetic markets. Against this unpromising backdrop, municipal bonds were further affected by a sharp drop in investor participation. The soaring stock market dampened any enthusiasm for tax-free bonds on the part of major investors such as insurance companies and mutual funds.

PORTFOLIO STRATEGY
CGM American Tax Free underperformed primarily on account of its longer maturity structure for a good part of the year. During the second half of the year, we did restructure and shorten the portfolio to position the Fund much more defensively. The Fund did benefit from some credit upgrades and quality spread tightening which occurred during 1999.

Looking forward, we believe the tax-exempt market will emerge from the stock market's shadow to enjoy renewed interest. At present, long high-quality tax-free investments offer compelling yields of 6% or more which translate into a 10% tax equivalent yield in the highest federal personal income tax bracket. We believe CGM American Tax Free Fund is defensively postured towards rising interest rates and is structured to maintain the high yield it has offered in the past. We do not anticipate significant recovery in the bond market until such time as the US economy starts to show some real signs of slowing. Nonetheless, rising bond yields have become more attractive relative to other investments and the comparatively low cost of today's tax-exempt market offers investors an opportunity to diversify away from the more volatile stock market.

CGM American Tax Free Fund's largest sector concentrations are in industrial revenue/pollution control, general obligation and transportation bonds. The Fund's three largest holdings are Hodge Louisiana (Stone Container) Utility, Howard County Maryland Multi-family Housing (Chase Glen Apartments) and Puerto Rico Infrastructure General Obligation Bonds.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ Janice H. Saul
                    Janice H. Saul
                    Portfolio Manager
January 5, 2000

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL BOND INDEX assuming reinvestment of dividends and capital gains

        CGM American Tax Free Fund
     Average Annual Total Returns
--------------------------------------
   1 year    5 year    Life of Fund*
    -5.3%      6.0%         3.8%
*(Annualized from 11/10/93 - 12/31/99)
--------------------------------------
   Past performance is no indication
          of future results
--------------------------------------

         CGM American Tax Free Fund         Lehman Municipal Bond Index
--------------------------------------------------------------------------------
11/10/93           $10,000                            $10,000
1993                10,290                             10,004
1994                 9,446                              9,518
1995                11,147                             11,184
1996                11,470                             11,676
1997                12,503                             12,750
1998                13,316                             13,579
1999                12,610                             13,294

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1999

                                                                 CGM AMERICAN
                                                                 TAX FREE FUND
                                                                 -------------
5 Years .........................................................   +33.5%
1 Year ..........................................................   - 5.3
3 Months ........................................................   - 1.1

The Fund's average annual total returns for the five year period ended December 31, 1999 and from inception (November 10, 1993) through December 31, 1999 are +6.0% and +3.8%, respectively. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 2000. Otherwise, the Fund's total return for each period would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1999
MUNICIPAL BONDS -- 96.9% OF TOTAL NET ASSETS

                                                                       FACE
                                                                       AMOUNT          VALUE(a)
                                                                     ----------      -----------
ALASKA -- 3.3%
  Alaska State Housing Finance Corporation, 5.70%, 6/01/13  ...      $  490,000      $   487,702
                                                                                     -----------
CALIFORNIA -- 6.1%
  California State General Obligation Bonds, 4.50%, 12/01/21 ..         500,000          399,885
  Los Angeles Regional Airport (United Airlines), 6.875%,
    11/15/12 ..................................................         500,000          522,425
                                                                                     -----------
                                                                                         922,310
                                                                                     -----------
COLORADO -- 7.2%
  Denver City & County Airport, 5.25%, 11/15/23 ...............         500,000          444,035
  E470 Public Highway Authority, 5.00%, 9/01/26 ...............         750,000          635,010
                                                                                     -----------
                                                                                       1,079,045
                                                                                     -----------
FLORIDA -- 1.7%
  Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer), 7.525%, 1/01/15  ........................         250,000          261,730
                                                                                     -----------
HAWAII -- 4.0%
  Hawaii State General Obligation Bonds, 5.80%, 9/01/15 .......         500,000          497,920
  Honolulu City and County Mortgage Revenue (FHA Insured),
    7.80%, 7/01/24 ............................................          95,000           98,482
                                                                                     -----------
                                                                                         596,402
                                                                                     -----------
ILLINOIS -- 3.4%
  Illinois Student Assistance Loan, 5.75%, 3/01/07 ............         500,000          516,520
                                                                                     -----------
KENTUCKY -- 2.7%
  Kenton County Airport Revenue Bonds (Delta Airlines),
    6.75%, 2/01/02  .............................................       400,000          410,196
                                                                                     -----------
LOUISIANA -- 6.8%
  Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10 .     1,000,000        1,023,530
                                                                                     -----------
MARYLAND -- 5.3%
  Howard County Multifamily, Chase Glen Apartments (AvalonBay
    Properties), 7.00%, 7/01/24 .................................       750,000          800,955
                                                                                     -----------
MASSACHUSETTS -- 2.5%
  Massachusetts Municipal Wholesale Electric Power Supply
    System, 8.75%, 7/01/18 ....................................         330,000          376,929
                                                                                     -----------
MICHIGAN -- 4.4%
  Michigan State Hospital Finance Authority, 5.50%, 11/15/08 ..         460,000          450,197
  Michigan State Housing Development (Rental Housing Program),
    7.05%, 10/01/12 ...........................................         195,000          202,864
                                                                                     -----------
                                                                                         653,061
                                                                                     -----------
NEW JERSEY -- 5.8%
  New Jersey Economic Development Authority, 6.00%, 6/15/10 ...         500,000          534,565
  New Jersey Economic Development Authority, 6.625%, 9/15/12 ..         325,000          329,050
                                                                                     -----------
                                                                                         863,615
                                                                                     -----------
NEW YORK -- 19.7%
  New York General Obligation Bonds Series B, 8.25%, 6/01/05 ..         100,000          114,357
  New York General Obligation Bonds Series J, 5.50%, 2/15/26 ..         500,000          447,285
  New York State Dormitory Authority Revenue Bonds (City
    University Facilities), 5.75%, 7/01/13 ....................         250,000          252,808
  New York State Dormitory Authority Revenue Bonds (State
    University Facilities), 5.875%, 5/15/11 ...................         250,000          257,822
  New York State Throughway Authority Service, 5.75%, 4/01/15 .         500,000          498,445
  Port Authority New York and New Jersey Special Obligation,
    9.125%, 12/01/15 ..........................................         395,000          414,497
  TSASC, Inc., 5.75%, 7/15/15 .................................         500,000          485,755
  United Nations Development Corporation, 6.25%, 7/01/26 ......         450,000          479,556
                                                                                     -----------
                                                                                       2,950,525
                                                                                     -----------
PENNSYLVANIA  -- 3.6%
  Philadelphia Water and Waste, 6.25%, 8/01/11 ................         500,000          535,750
                                                                                     -----------
PUERTO RICO  -- 4.3%
  Puerto Rico Commonwealth Infrastructure, 5.00%, 7/01/28 .....         750,000          639,165
                                                                                     -----------
SOUTH CAROLINA -- 6.1%
  Georgetown County Pollution Control (International Paper),
    5.125%, 2/01/12 ...........................................         500,000          464,810
  South Carolina Transportation Infrastructure, 5.375%, 10/01/24        500,000          455,740
                                                                                     -----------
                                                                                         920,550
                                                                                     -----------
TEXAS -- 7.5%
  Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines Inc. Project), 7.00%, 12/01/11  ........         250,000          268,170
  Bexar County Health Facilities, 5.375%, 11/15/22 ............         500,000          451,595
  Houston Independent School District, 4.75%, 2/15/22 .........         500,000          410,745
                                                                                     -----------
                                                                                       1,130,510
                                                                                     -----------
VIRGINIA -- 2.5%
  Hopewell Industrial Development Authority (Stone Container),
    8.25%, 6/01/16 ............................................         350,000          370,955
                                                                                     -----------
TOTAL MUNICIPAL BONDS (Identified Cost $15,055,761) ...........................       14,539,450
                                                                                     -----------


                                                          FACE
                                                         AMOUNT       VALUE(a)
                                                         ------       --------
SHORT-TERM INVESTMENT -- 2.0%

American Express Credit Corporation, 4.25%,
  1/03/00 (Cost $295,000) .....................................      $  295,000    $    295,000
                                                                    ------------
TOTAL INVESTMENTS -- 98.9% (Identified
  Cost $15,350,761)(b) ........................................................     14,834,450
 Cash and Receivables .........................................................        283,975
 Liabilities ..................................................................       (119,544)
                                                                                   -----------
TOTAL NET ASSETS -- 100.0% ....................................................    $14,998,881
                                                                                   ===========

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1999 the net unrealized depreciation on investments based on cost of $15,350,761 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost .....................................    $   127,609
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value .....................................       (643,920)
                                                                                   -----------
    Net unrealized depreciation ...............................................    $  (516,311)
                                                                                   ===========

                 See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS
  Investments at value (Identified
    cost -- $15,350,761) .................................      $14,834,450
  Cash ...................................................              166
  Receivable for:
    Shares of the Fund sold ................      $  4,882
    Interest ...............................       278,927          283,809
                                                  --------      -----------
                                                                 15,118,425
                                                                -----------
LIABILITIES
  Payable for:
    Shares of the Fund
      redeemed .............................        66,158
    Expense advance from
      adviser ..............................        39,832
    Distributions declared .................        13,554          119,544
                                                  --------      -----------
NET ASSETS ...............................................      $14,998,881
                                                                ===========
  Net Assets consist of:
    Capital paid-in ......................................      $17,218,035
    Undistributed net investment
      income .............................................              758
    Accumulated net realized loss ........................       (1,703,601)
    Unrealized depreciation on
      investments -- net .................................         (516,311)
                                                                -----------
NET ASSETS ...............................................      $14,998,881
                                                                ===========

  Shares of beneficial interest
    outstanding, no par value  ...........................        1,718,119
                                                                ===========
  Net asset value per share* .............................            $8.73
                                                                ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($14,998,881 / 1,718,119).

                 See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1999

INVESTMENT INCOME
  Income Interest ...............................................  $  980,333
                                                                   ----------
  Expenses
    Management fees .............................................     102,070
    Trustees' fees ..............................................      17,380
    Accounting and Administration ...............................       3,000
    Custodian ...................................................      54,160
    Transfer agent ..............................................      24,500
    Audit and tax services ......................................      19,500
    Legal .......................................................      49,700
    Printing ....................................................      11,720
    Registration ................................................      16,780
    Miscellaneous ...............................................         765
                                                                   ----------
                                                                      299,575

    Less expenses assumed by the investment adviser .............    (299,575)
                                                                   ----------
    Net expenses ................................................           0
                                                                   ----------
    Net investment income .......................................     980,333
                                                                   ----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS
  Realized loss on investments -- net ...........................    (818,812)
  Unrealized depreciation -- net ................................  (1,067,104)
                                                                   ----------
  Net loss on investments .......................................  (1,885,916)
                                                                   ----------

NET CHANGE IN ASSETS FROM OPERATIONS ............................    (905,583)
                                                                   ==========

                 See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED DECEMBER 31,
                                                          ----------------------------
                                                              1999           1998
                                                          ------------    ------------
FROM OPERATIONS
  Net investment income ...............................   $    980,333    $    879,126
  Net realized gain (loss) from investments ...........       (818,812)         68,196
  Unrealized appreciation (depreciation) ..............     (1,067,104)         26,584
                                                          ------------    ------------
    Change in net assets from operations ..............       (905,583)        973,906
                                                          ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................       (981,050)       (877,714)
                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ........................      2,645,611       4,055,485
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ..............        623,166         601,144
                                                          ------------    ------------
                                                             3,268,777       4,656,629
  Cost of shares redeemed .............................     (4,089,411)     (1,489,676)
                                                          ------------    ------------
    Change in net assets derived from capital share
      transactions ....................................       (820,634)      3,166,953
                                                          ------------    ------------
  Total change in net assets ..........................     (2,707,267)      3,263,145

NET ASSETS
  Beginning of period .................................     17,706,148      14,443,003
                                                          ------------    ------------
  End of period (including undistributed net investment
    income of $758 and $1,475 respectively) ...........   $ 14,998,881    $ 17,706,148
                                                          ============    ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..........................        280,881         415,494
  Issued in connection with reinvestment of:
    Dividends from net investment income ..............         67,382          61,756
                                                          ------------    ------------
                                                               348,263         477,250
    Redeemed ..........................................       (443,346)       (153,268)
                                                          ------------    ------------
    Net change ........................................        (95,083)        323,982
                                                          ============    ============

                 See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------
                                              1999          1998          1997          1996          1995
                                           ----------    ----------    ----------    ----------    ----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year   $     9.77    $     9.70    $     9.46    $     9.77    $     8.83
                                           ----------    ----------    ----------    ----------    ----------
Net investment income (a) ..............         0.54          0.55          0.58          0.58          0.61
Dividends from net investment income ...        (0.54)        (0.55)        (0.58)        (0.58)        (0.61)
Net realized and unrealized gain (loss)
 on investments ........................        (1.04)         0.07          0.24         (0.31)         0.94
                                           ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset
 value .................................        (1.04)         0.07          0.24         (0.31)         0.94
                                           ----------    ----------    ----------    ----------    ----------
Net asset value at end of year .........   $     8.73    $     9.77    $     9.70    $     9.46    $     9.77
                                           ==========    ==========    ==========    ==========    ==========
Total Return (%) (b) ...................         (5.3)          6.5           9.0           2.9          18.0
Ratios:
Operating expenses to average net assets(%)         0             0             0             0             0
Operating expenses to average net assets
  before waiver (%) ....................         1.76          1.69          2.04          2.14          2.59
Net investment income to average net
  assets (%) ...........................         5.76          5.63          6.11          6.10          6.50
Portfolio turnover (%) .................           53            37           140           107           125
Net assets at end of year (in thousands)   $   14,999    $   17,706    $   14,443    $   12,430    $   11,855

(a) Net of fees waived and reimbursed
    amounted to ........................   $     0.17    $     0.16    $     0.19    $     0.20    $     0.24
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the year.

               See accompanying notes to financial statements.

-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002, $224,953 expiring in 2004, and $818,812 expiring in 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 1999 invested in New York. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $8,763,041 and $9,184,843, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1999, the Fund incurred management fees of $102,070 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee for the year end December 31, 1999. See Note 4. An affiliate of the investment advisor owns 5% of the Fund at December 31, 1999.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1999 these expenses amounted to $3,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM for the year ended December 31, 1999.
        See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 1999 was $125 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 1999, CGM waived its entire management fee of $102,070, the entire Accounting and Administration expense of $3,000 and assumed other Fund expenses of $194,505.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2000

CGM
AMERICAN
TAX FREE FUND

7th Annual Report
December 31, 1999

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges
   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance
   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR99                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Realty Fund returned 1.2% during the fourth quarter of 1999 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT Index which declined -1.0% over the same period. For the year, CGM Realty Fund returned 2.6% while the NAREIT Equity REIT Index declined -4.6%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy expanded without interruption throughout 1999 and the expansion now threatens to break all records for growth and duration. Real economic growth, net of inflation, is approaching an annual rate of 4% which is well in excess of the Federal Reserve Board's recommended rate of 2.5% to maintain a healthy economy. The unemployment rate is down to 4.1% of the labor force and understandably, pressure is building for higher wages. Thus far, increased wage and material demands have had little effect on the Consumer Price Index. However, now we must also add to the equation foreign markets, which are expanding and will increase demand for our products as well as for raw materials. Looking forward, we believe inflationary pressures will increase in 2000.

Economic strength has given rise to higher interest rates. The long-term government bond bottomed out with an interest rate of 4.75% in October 1998. Since then, it has risen to 6.5%. The Federal Reserve Board has already increased short-term rates several times and is expected to raise rates again early in 2000 in order to slow the pace of business activity.

Higher interest rates have already affected most common stocks, particularly those of companies in older, well-established industries. As previously mentioned, we believe we have two distinct stock markets: The new technology and telecommunications companies have enjoyed a bull market of their own where prices have been driven skyward based on unbridled enthusiasm. We remain skeptical about how long this process can last and we continue to believe there is good value in the "other" stock market which includes many depressed cyclical securities and real estate investment trusts.

PORTFOLIO STRATEGY
CGM Realty Fund was fully invested in REITs throughout 1999. Although the Fund significantly underperformed the S&P 500 Index, it ranked in the top decile of real estate funds measured by Lipper Analytical Services, Inc.

The REIT industry suffered its second year of negative total returns despite continued strong growth in cash flows and generally rising dividend payments. We believe REIT cash flows will continue to rise in the year 2000 as most REITs augment rising incomes on existing properties with incomes from properties purchased with retained cash flow.

We invest in REITs with, in our view, capable managements and proven records of accomplishment. Our REITs operate in property types and regions where supply and demand are favorable and we anticipate rising occupancies and rents.

CGM Realty Fund's largest sector concentrations are in office and industrial REITs and apartment REITS. The Fund's three largest holdings are SL Green Realty Corporation, Apartment Investment and Management Company and Home Properties NY, Inc.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner
                    G. Kenneth Heebner
                    Portfolio Manager
January 5, 2000

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, UNMANAGED S&P 500 INDEX AND THE NAREIT EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

           CGM Realty Fund
     Average Annual Total Returns
--------------------------------------
   1 year    5 year    Life of Fund*
    2.6%      12.1%        10.7%
*(Annualized from 5/13/94 - 12/31/99)
--------------------------------------
   Past performance is no indication
          of future results
--------------------------------------

                 CGM            UNMANAGED            THE NAREIT
                REALTY           S&P 500             EQUITY REIT
                 FUND             INDEX                INDEX
--------------------------------------------------------------------------------
5/13/94       $10,000             $10,000             $10,000
12/31/94       10,020              10,340              10,320
12/31/95       12,004              14,218              11,899
12/31/96       17,298              17,488              16,099
12/31/97       21,916              23,328              19,367
12/31/98       17,270              29,700              15,978
12/31/99       17,719              36,300              15,243

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1999

                                                       CGM
                                                   REALTY FUND
                                                     --------
5 Years ........................................      +76.9%
3 Years ........................................      + 2.5%
1 Year .........................................      + 2.6%
3 Months .......................................      + 1.2%

The Fund's average annual total return since inception (May 13, 1994) through December 31, 1999 is +10.7%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception and for the five and three year periods would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1999

REAL ESTATE INVESTMENT TRUSTS -- 98.2% OF TOTAL NET ASSETS

                                                    SHARES          VALUE(a)
                                                    ------          --------
APARTMENTS -- 15.8%
Apartment Investment and Management Company         770,000     $  30,655,625
Home Properties New York, Inc. ............       1,030,000        28,260,625
                                                                 ------------
                                                                   58,916,250
                                                                 ------------
HOTELS -- 9.8%
Lasalle Hotel Properties ..................       1,242,000        14,515,875
Legacy Hotels Real Estate Units ...........       3,815,000        21,803,776
                                                                 ------------
                                                                   36,319,651
                                                                 ------------
MISCELLANEOUS -- 2.7%
Entertainment Properties Trust ............         768,700        10,137,231
                                                                 ------------
OFFICE & INDUSTRIAL -- 58.1%
Alexandria Real Estate Equity .............         712,400        22,663,225
Bedford Property Investors, Inc. ..........       1,086,600        18,540,113
Boston Properties, Inc. ...................         695,500        21,647,437
Brandywine Realty Trust ...................       1,050,500        17,201,938
Liberty Property Trust ....................         530,000        12,852,500
Mission West Properties, Inc. .............         520,000         4,030,000
Pacific Gulf Properties, Inc. .............         884,400        17,909,100
Parkway Properties, Inc. ..................         385,800        11,115,862
Prentiss Properties Trust .................         904,500        18,994,500
Prime Group Realty Trust ..................       1,412,400        21,450,825
SL Green Realty Corporation ...............       1,473,000        32,037,750
Vornado Realty Trust ......................         542,000        17,615,000
                                                                 ------------
                                                                  216,058,250
                                                                 ------------
RESIDENTIAL -- 0.2%
Grove Property Trust ......................          65,000           861,250
                                                                 ------------
RETAIL -- 11.6%
Chelsea GCA Realty, Inc. ..................         611,000        18,177,250
Crown American Realty Trust ...............       1,003,400         5,518,700
Kimco Realty Corporation ..................         196,400         6,653,050
Philips International Realty Corporation ..         765,000        12,574,687
                                                                 ------------
                                                                   42,923,687
                                                                 ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified Cost $383,688,100) ..........................       365,216,319
                                                                 ------------

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 1999 (CONTINUED)

                                                    FACE
SHORT-TERM INVESTMENT -- 1.3%                      AMOUNT          VALUE(a)
                                                   ------         ---------
    American Express Credit Corporation,
      4.25%, 1/03/00 (Cost $4,820,000) .....     $4,820,000      $  4,820,000
                                                                 ------------

TOTAL INVESTMENTS -- 99.5% (Identified Cost
    $388,508,100)(b) ......................................       370,036,319
    Cash, receivables and other assets ....................         7,419,841
    Liabilities ...........................................        (5,626,585)
                                                                 ------------
TOTAL NET ASSETS -- 100% ..................................      $371,829,575
                                                                 ============

(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1999 the net unrealized depreciation on investments based on cost of $391,776,968 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost ...     $ 19,754,505
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ...      (41,495,154)
                                                                 ------------
Net unrealized depreciation ................................     $(21,740,649)
                                                                 ============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS
 Investments at value (Identified
  cost -- $388,508,100) ................................      $370,036,319
 Cash ..................................................             2,681
 Foreign cash at value (Identified
  cost -- $507,819) ....................................           516,683
 Receivable for:
  Securities sold .........................   $  521,959
  Shares of the Fund sold .................    1,519,941
  Dividends and interest ..................    4,858,577         6,900,477
                                              ----------      ------------
                                                               377,456,160
                                                              ------------
LIABILITIES
 Payable for:
  Securities purchased ....................    1,875,635
  Shares of the Fund
   redeemed ...............................    2,760,327
  Distributions declared ..................      571,388         5,207,350
                                              ----------

 Accrued expenses:
  Management fees .........................      257,280
  Trustees' fees ..........................        9,159
  Accounting and
   Administration .........................        3,167
  Transfer Agent fees .....................       95,000
  Other expenses ..........................       54,629           419,235
                                              ----------      ------------
                                                                 5,626,585
                                                              ------------
NET ASSETS .............................................      $371,829,575
                                                              ============
 Net Assets consist of:
  Capital paid-in ......................................      $492,176,100
  Accumulated net realized loss ........................      (101,883,608)
  Unrealized depreciation on investments
    and foreign currency ...............................       (18,462,917)
                                                              ------------
NET ASSETS .............................................      $371,829,575
                                                              ============

 Shares of beneficial interest
  outstanding, no par value  ...........................        33,552,611
                                                              ============
 Net asset value per share* ............................            $11.08
                                                              ============

*Shares of the Fund are sold and redeemed at net asset value
 ($371,829,575 / 33,552,611).

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 1999

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $257,210) ................  $ 25,635,139
  Interest ......................................................        97,714
                                                                   ------------
                                                                     25,732,853
                                                                   ------------
 Expenses
  Management fees ...............................................     3,339,116
  Trustees' fees ................................................        36,689
  Accounting and Administration .................................        38,000
  Custodian .....................................................       106,928
  Transfer agent ................................................       430,028
  Audit and tax services ........................................        23,250
  Legal .........................................................        50,879
  Printing ......................................................        38,174
  Registration ..................................................        52,400
  Amortization of organization expense ..........................         5,035
  Line of credit commitment fee .................................        20,278
  Miscellaneous .................................................         5,319
                                                                   ------------
                                                                      4,146,096
                                                                   ------------
 Net investment income ..........................................    21,586,757
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
  Realized loss on investments and
    foreign currency transactions -- net.........................   (45,412,260)
  Unrealized appreciation -- net ................................    30,550,000
                                                                   ------------
  Net loss on investments and foreign
    currency transactions........................................   (14,862,260)
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS ............................  $  6,724,497
                                                                   ============


                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED DECEMBER 31,
                                                                         ------------------------------
                                                                             1999             1998
                                                                         -------------    -------------
FROM OPERATIONS
  Net investment income ..............................................   $  21,586,757    $  21,810,594
  Net realized loss from investments and foreign currency transactions     (45,412,260)     (56,462,786)
  Unrealized appreciation (depreciation) .............................      30,550,000      (93,081,106)
                                                                         -------------    -------------
    Change in net assets from operations .............................       6,724,497     (127,733,298)
                                                                         -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................................     (21,590,268)     (21,820,376)
  Tax return of capital ..............................................      (5,419,920)      (6,031,564)
                                                                         -------------    -------------
                                                                           (27,010,188)     (27,851,940)
                                                                         -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................................     114,813,735      336,265,354
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income .............................      18,377,972       18,483,827
    Tax return of capital ............................................       4,617,260        5,109,279
                                                                         -------------    -------------
                                                                           137,808,967      359,858,460
  Cost of shares redeemed ............................................    (164,595,173)    (274,820,721)
                                                                         -------------    -------------
    Change in net assets derived from capital share transactions .....     (26,786,206)      85,037,739
                                                                         -------------    -------------
  Total change in net assets .........................................     (47,071,897)     (70,547,499)
NET ASSETS
  Beginning of period ................................................     418,901,472      489,448,971
                                                                         -------------    -------------
  End of period ......................................................   $ 371,829,575    $ 418,901,472
                                                                         =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................................       9,813,829       23,546,700
  Issued in connection with reinvestment of:
    Dividends from net investment income .............................       1,619,271        1,474,850
    Distributions from tax return of capital .........................         406,824          407,676
                                                                         -------------    -------------
                                                                            11,839,924       25,429,226
    Redeemed .........................................................     (14,444,831)     (20,652,412)
                                                                         -------------    -------------
    Net change .......................................................      (2,604,907)       4,776,814
                                                                         =============    =============

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------
                                                    1999          1998           1997              1996              1995
                                                -----------    -----------    -----------       -----------       -----------
For a share of the Fund outstanding throughout each year:
Net asset value at the beginning of year ....   $     11.59    $     15.60    $     14.50       $     10.89       $      9.71
                                                -----------    -----------    -----------       -----------       -----------
Net investment income (a) ...................          0.65           0.59           0.64              0.52              0.54
Dividends from net investment income ........         (0.65)         (0.59)         (0.64)            (0.52)            (0.54)
Distributions from net realized gain ........          --             --            (2.03)            (0.41)             --
Distributions from tax return of capital ....         (0.16)         (0.16)         (0.04)             --               (0.14)
Distributions in excess of net investment
  income ....................................          --             --             --               (0.12)             --
                                                -----------    -----------    -----------       -----------       -----------
Total Distributions .........................         (0.81)         (0.75)         (2.71)            (1.05)            (0.68)
                                                -----------    -----------    -----------       -----------       -----------

Net realized and unrealized gain (loss) on
  investments ...............................         (0.35)         (3.85)          3.17              4.14              1.32
                                                -----------    -----------    -----------       -----------       -----------
Net increase (decrease) in net asset value ..         (0.51)         (4.01)          1.10              3.61              1.18
                                                -----------    -----------    -----------       -----------       -----------
Net asset value at end of year ..............   $     11.08    $     11.59    $     15.60       $     14.50       $     10.89
                                                ===========    ===========    ===========       ===========       ===========
Total Return (%) ............................           2.6          (21.2)          26.7(b)           44.1(b)           19.8(b)
Ratios:
Operating expenses to average net assets (%)           1.06           1.04           1.00              1.00              1.00
Operating expenses to average net assets
  before expense limitation (%) .............           N/A            N/A           1.07              1.25              1.68
Net income to average net assets (%) ........          5.50           4.35           4.48              4.97              5.51
Portfolio turnover (%) ......................            49             86            128                57                85
Net assets at end of year (in thousands) ....   $   371,830    $   418,901    $   489,449       $   161,727       $    47,694

(a) Net of reimbursement which amounted to ..           N/A            N/A    $      0.01       $      0.02       $      0.07
(b) The total return would have been lower had certain expenses not been reduced during the year.

                 See accompanying notes to financial statements

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carry-overs available to offset future realized gains of $53,821,768 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs were amortized over 60 months beginning May 13, 1994 and ending May 12, 1999.

F. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $190,349,393 and $218,573,932, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1999, the Fund incurred management fees of $3,339,116, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1999 these expenses amounted to $38,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 1999 was $3,927 for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1999.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2000

CGM
REALTY FUND

6th Annual Report
December 31, 1999

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges
   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance
   Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR99                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Focus Fund returned 23.0% during the fourth quarter of 1999 compared to the unmanaged Standard and Poor's 500 Index which increased 14.9%. For the year, CGM Focus Fund returned 8.5% while the unmanaged S&P 500 Index increased 21.0%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The U.S. economy expanded without interruption throughout 1999 and the expansion now threatens to break all records for growth and duration. Real economic growth, net of inflation, is approaching an annual rate of 4% which is well in excess of the Federal Reserve Board's recommended rate of 2.5% to maintain a healthy economy. The unemployment rate is down to 4.1% of the labor force and understandably, pressure is building for higher wages. Thus far, increased wage and material demands have had little effect on the Consumer Price Index. However, now we must also add to the equation foreign markets, which are expanding and will increase demand for our products as well as for raw materials. Looking forward, we believe inflationary pressures will increase in 2000.

Economic strength has given rise to higher interest rates. The long-term government bond bottomed out with an interest rate of 4.75% in October 1998. Since then, it has risen to 6.5%. The Federal Reserve Board has already increased short-term rates several times and is expected to raise rates again early in 2000 in order to slow the pace of business activity.

Higher interest rates have already affected most common stocks, particularly those of companies in older, well-established industries. As previously mentioned, we believe we have two distinct stock markets: The new technology and telecommunications companies have enjoyed a bull market of their own where prices have been driven skyward based on unbridled enthusiasm. We remain skeptical about how long this process can last and we continue to believe there is good value in the "other" stock market which includes many depressed cyclical securities and real estate investment trusts.

PORTFOLIO STRATEGY
CGM Focus Fund was fully invested throughout 1999. The Fund significantly lagged the S&P 500 Index during the year. Performance was adversely affected by underweighting in technology stocks and earlier in the year, overweighting in homebuilding stocks as well as by losses on short sales in internet stocks, which cumulatively reduced performance by more than 11% during 1999. The Fund established a major position in foreign paper and steel stocks which should benefit from a robust global economy in the year 2000. The Fund continues to own smaller capitalization companies which we consider undervalued. Approximately 17% of the Fund was invested in oil service companies at year-end in anticipation of improvement in this industry generated by higher energy prices.

CGM Focus Fund's three largest industry positions are in steel, electronic components and oil service. The Fund's three largest company holdings are in Companhia Siderurgica National Sponsored ADR, Ispat International N.V. ADR and Asia Pulp & Paper Ltd. Sponsored ADR.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 5, 2000

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

            CGM Focus Fund
     Average Annual Total Returns
--------------------------------------
   1 year              Life of Fund*
    8.5                   2.2%
*(Annualized from 9/3/97 - 12/31/99)
--------------------------------------
   Past performance is no indication
          of future results
--------------------------------------

                CGM                    UNMANAGED
               FOCUS                    S&P 500
                FUND                     INDEX
--------------------------------------------------------------------------------
  9/3/97      $10,000                  $10,000
12/31/97        9,380                   10,490
12/31/98        9,708                   13,490
12/31/99       10,534                   16,323

CGM FOCUS FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and two other mutual funds. He also co- manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------------------------------

Total Return for Period Ended December 31, 1999

                                                               CGM FOCUS
                                                                 FUND
                                                          --------------------
1 Year ...............................................          + 8.5%
3 Months .............................................          +23.0%

The Fund's average annual total return since inception (September 3, 1997) through December 31, 1999 is +2.2%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 2000. Otherwise, for each period, the Fund's total return would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1999

COMMON STOCKS -- 97.7% OF TOTAL NET ASSETS

                                                      SHARES       VALUE(a)
                                                      ------       --------

COMPUTER SOFTWARE AND SERVICES -- 3.5%
THQ, Inc.(b) ..................................       103,950      $ 2,410,341
                                                                   -----------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 3.4%
Dataram Corporation(b) ........................       106,100        2,380,619
                                                                   -----------

ELECTRONIC COMPONENTS -- 20.0%
Atmel Corporation(b) ..........................        96,000        2,838,000
Bel Fuse Class A, Inc.(b) .....................       125,400        3,495,525
Bel Fuse Class B, Inc. ........................       126,400        3,025,700
Media 100 Inc.(b) .............................        25,000          660,938
Micron Technology, Inc.(b) ....................        48,000        3,732,000
                                                                   -----------
                                                                    13,752,163
                                                                   -----------
OIL -- SERVICE -- 17.1%
Maverick Tube Corporation(b) ..................       163,000        4,024,062
Precision Drilling Corporation(b) .............       157,000        4,032,937
Tubos de Acero de Mexico, S.A. ADR(c) .........       275,000        3,729,687
                                                                   -----------
                                                                    11,786,686
                                                                   -----------
PAPER PRODUCTS/CONSUMER -- 8.4%
Asia Pulp & Paper Ltd. Sponsored ADR(b)(c) ....       732,000        5,764,500
                                                                   -----------

PRINTING -- 7.3%
Aracruz Celulose S.A. ADR(c)(d) ...............       192,000        5,040,000
                                                                   -----------

RETAIL -- 7.5%
Hot Topic, Inc.(b) ............................       222,000        5,161,500
                                                                   -----------

STEEL -- 25.4%
Companhia Siderurgica National Sponsored
   ADR(c)(d)(e) ...............................       202,500        7,441,875
Ispat International N.V. ADR(c) ...............       389,500        6,280,688
Pohang Iron & Steel Co., Ltd. Sponsored
   ADR(c) .....................................       107,500        3,762,500
                                                                   -----------
                                                                    17,485,063
                                                                   -----------
TEXTILE AND APPAREL -- 5.1%
Timberland Company(b) .........................        66,000        3,489,750
                                                                   -----------

   TOTAL COMMON STOCKS (Identified Cost $55,010,068) ........       67,270,622
                                                                   -----------

COMMON STOCK WARRANTS -- 0.2%

Asia Pulp & Paper Company Ltd. Exp. 7/27/00
  (Identified Cost $512,400)(b)................       146,400          137,250
                                                                   -----------

SHORT-TERM INVESTMENT -- 1.2%
   American Express Credit Corporation, 4.25%
     1/03/00 (Cost $810,000) ..................      $810,000       $  810,000
                                                                   -----------

TOTAL INVESTMENTS -- 99.1% (Identified Cost
   $56,332,468)(f) ..........................................       68,217,872
   Cash, receivables and other assets .......................        6,640,306
   Liabilities ..............................................       (5,982,396)
                                                                   -----------
TOTAL NET ASSETS -- 100.0% ..................................      $68,875,782
                                                                   -----------

SECURITIES SOLD SHORT -- 6.6%
                                                      SHARES
                                                      ------
   Amazon.com, Inc.
    (Proceeds $5,553,844)(b) ..................        60,000     $  4,567,500
                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a
    U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) The Fund has greater than 10% of its net assets at December 31, 1999 invested in ADRs from Brazil. (e) A portion of this security has been segregated as collateral in connection with short sale investments
    (See Note 1F).
(f) Federal Tax Information: At December 31, 1999 the net
    unrealized appreciation on investments based on cost of
    $56,721,500 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost ....      $13,102,834
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ....       (1,606,462)
                                                                   -----------
    Net unrealized appreciation .............................      $11,496,372
                                                                   ===========

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS
 Investments at value (Identified
  cost -- $56,332,468) .......................................      $68,217,872
 Cash ........................................................            4,075
 Restricted cash .............................................        5,802,929
 Receivable for:
  Securities sold ............................        $731,726
  Shares of the Fund sold                               22,245
  Dividends and interest (net of withholding
   tax of $4,949) ............................          25,139
  Foreign tax reclaim ........................           5,700          784,810
                                                    ----------
 Unamortized organizational expenses .........................           48,492
                                                                    -----------
                                                                     74,858,178
                                                                    -----------

LIABILITIES
Securities sold short at
  current market value
  (Proceeds $5,553,844) ......................       4,567,500
 Payable for:
  Securities purchased .......................         645,161
  Shares of the Fund
   redeemed ..................................         641,822
  Distributions declared .....................           6,296        5,860,779
                                                    ----------
 Accrued expenses:
  Management fees ............................          33,249
  Trustees' fees .............................           5,499
  Accounting and
   administration fees .......................           1,087
  Transfer Agent fees ........................          30,501
  Other expenses .............................          51,281          121,617
                                                    ----------      -----------
                                                                      5,982,396
                                                                    -----------
NET ASSETS ...................................................      $68,875,782
                                                                    ===========

 Net Assets consist of:
  Capital paid-in ............................................      $79,007,286
  Accumulated net realized loss ..............................      (23,003,252)
  Unrealized appreciation on
   investments -- net ........................................       12,871,748
                                                                    -----------
NET ASSETS ...................................................      $68,875,782
                                                                    ===========
 Shares of beneficial interest
  outstanding, no par value ..................................        6,560,702
                                                                    ===========
 Net asset value per share* ..................................           $10.50
                                                                    ===========

*Shares of the Fund are sold and redeemed at net asset value
 ($68,875,782 / 6,560,702).

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1999

INVESTMENT INCOME
 Income
 Dividends (net of withholding tax of $52,133) .............  $  903,655
  Interest .................................................     276,122
                                                              ----------
                                                               1,179,777
                                                              ----------
 Expenses
  Management fees ..........................................     820,535
  Trustees' fees ...........................................      22,230
  Accounting and Administration ............................      13,000
  Custodian ................................................      64,950
  Transfer agent ...........................................     164,140
  Audit and tax services ...................................      33,500
  Legal ....................................................      49,120
  Printing .................................................      22,430
  Registration .............................................      32,482
  Amortization of organization expense .....................      18,155
  Line of credit commitment fee ............................      25,347
  Dividend expense on short sales ..........................       9,400
  Miscellaneous ............................................       2,390
                                                              ----------
                                                               1,277,679

 Less expenses assumed by the investment adviser ...........    (283,638)
                                                              ----------
 Net expenses ..............................................     994,041
                                                              ----------
 Net investment income .....................................     185,736
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments -- net .......................     374,370
 Unrealized appreciation -- net ............................   3,966,292
                                                              ----------
 Net gain on investments ...................................   4,340,662
                                                              ----------

NET CHANGE IN ASSETS FROM OPERATIONS .......................  $4,526,398
                                                              ==========

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                            YEAR ENDED DECEMBER 31,
                                                                         ------------------------------
                                                                             1999             1998
                                                                         -------------    -------------
FROM OPERATIONS
  Net investment income (loss) .......................................   $     185,736    $    (836,612)
  Net realized gain (loss) from investments ..........................         374,370       (8,382,527)
  Unrealized appreciation ............................................       3,966,292        7,190,688
                                                                         -------------    -------------
    Change in net assets from operations .............................       4,526,398       (2,028,451)
                                                                         -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..............................................        (198,376)            --
                                                                         -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................................       7,202,078       78,493,940
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income .............................         186,419             --
                                                                         -------------    -------------
                                                                             7,388,497       78,493,940
  Cost of shares redeemed ............................................     (53,164,412)     (64,927,811)
                                                                         -------------    -------------
    Change in net assets derived from capital share transactions .....     (45,775,915)      13,566,129
                                                                         -------------    -------------
  Total change in net assets .........................................     (41,447,893)      11,537,678
NET ASSETS
  Beginning of period ................................................     110,323,675       98,785,997
                                                                         -------------    -------------
  End of period ......................................................   $  68,875,782    $ 110,323,675
                                                                         =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................................         751,376        7,773,832
  Issued in connection with reinvestment of:
    Dividends from net investment income .............................          18,082             --
                                                                         -------------    -------------
                                                                               769,458        7,773,832
                                                                         -------------    -------------
  Redeemed ...........................................................      (5,571,495)      (6,945,863)
                                                                         -------------    -------------
  Net Change .........................................................      (4,802,037)         827,969
                                                                         =============    =============

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                           FOR THE PERIOD
                                                                                             SEPTEMBER 3,
                                                               YEAR ENDED DECEMBER 31,        1997(a)
                                                                                              THROUGH
                                                          ----------------------------       DECEMBER 31,
                                                             1999             1998              1997
                                                          -----------      -----------       -----------
For a share of the Fund outstanding throughout the period:
Net asset value at the beginning of period ............   $      9.71      $      9.38       $     10.00
                                                          -----------      -----------       -----------
Net investment income (loss) (b) ......................          0.03            (0.07)(c)         (0.02)(c)
Dividends from net investment income ..................         (0.03)            --                --
Net realized and unrealized gain (loss) on investments           0.79             0.40(d)          (0.60)
                                                          -----------      -----------       -----------
Net increase (decrease) in net asset value ............          0.79             0.33             (0.62)
                                                          -----------      -----------       -----------
Net asset value at end of period ......................   $     10.50      $      9.71       $      9.38
                                                          ===========      ===========       ===========
Total Return (%) (e) ..................................           8.5              3.5             (6.20)(f)
Ratios:
Operating expenses to average net assets (%) ..........          1.21(h)          1.20              1.20(g)
Operating expenses to average net assets before expense
  limitation (%) ......................................          1.55             1.40              1.63(g)
Net income (loss) to average net assets (%) ...........          0.23            (0.65)            (0.83)(g)
Portfolio turnover (%) ................................           288              340               330(g)
Net assets at end of period (in thousands) ............   $    68,876      $   110,324       $    98,786
(a)  Commencement of operations .......................
(b)  Net of reimbursement which amounted to ...........   $      0.04      $      0.02       $      0.01
(c)  Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e)  The total return would have been lower had certain expenses not been reduced during the period.
(f)  Not computed on an annualized basis.
(g)  Computed on an annualized basis.
(h)  Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%. See note 4.


                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1999

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carryovers available to offset future realized gains of $13,022,258 expiring in the year 2005, $8,539,209 expiring in the year 2006, and $1,052,753 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At December 31, 1999 the market value of securities and cash segregated to cover short positions was $5,071,500 and $5,802,929, respectively. Securities sold short at December 31, 1999 and their related market values are set forth in the schedule of investments.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $236,952,242 and $292,205,355, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1999, the Fund incurred management fees of $820,535, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1999 these expenses amounted to $13,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the year ended December 31, 1999 was $993 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense incurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the year ended December 31, 1999, CGM waived $283,638 of its management fee. The Fund incurred operating expenses of $984,641, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1999.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 2000

CGM
FOCUS FUND

3rd Annual Report
December 31, 1999

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges
   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance
   Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR99                                                       Printed in U.S.A.